Accounts Receivable (Schedule of Carrying Amount Of Accounts Receivable) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable, Net, Current [Abstract]
Current	€ 223,546	€ 264,224
Overdue less than 30 days	38,666	31,529
Overdue 31 – 60 days	13,537	12,126
Overdue 61 – 120 days	13,954	13,579
Overdue greater than 120 days	15,137	9,433
Total	304,840	330,891
Notes receivable	€ 42,588